Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	May 31, 2023	Aug. 31, 2022
Current assets
Cash	$ 7,206	$ 8,476
Amounts receivable	3,014	2,540
Prepayments and other assets	1,330	1,206
Inventories	4,479	3,630
Total current assets	16,029	15,852
Other long-term assets	4,687	4,359
Mineral property, plant and equipment	63,457	51,634
Total assets	84,173	71,845
Current liabilities
Amounts payable and accrued liabilities	11,606	7,920
Withholding tax payable		181
Income tax payable	1,206	436
Current portion of deferred revenue	1,379	1,864
Current portion of lease liabilities	66
Derivative financial instrument liabilities	5,179	6,849
Total current liabilities	19,436	17,250
Lease liabilities	45
Deferred revenue		621
Deferred income tax liability	3,552
Provision for reclamation	2,920	2,815
Total liabilities	25,953	20,686
Equity
Share capital	164,650	163,946
Share-based payments reserve	8,446	6,825
Warrants reserve	1,700	1,700
Accumulated deficit	(122,824)	(123,673)
Equity attributable to shareholders	51,972	48,798
Non-controlling interest	6,248	2,361
Total equity	58,220	51,159
Total equity and liabilities	$ 84,173	$ 71,845